SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 77.5%
	CONSUMER DISCRETIONARY — 2.9%
7,667	iRobot Corp.*,1	$431,882
	ENERGY — 0.8%
8,327	Infrastructure and Energy Alternatives, Inc.*	112,748
	FINANCIALS — 11.1%
841	Alleghany Corp.*,1	705,910
7,362	First Horizon Corp.[1]	168,590
—[2]	First Merchants Corp.	—
4,017	Lakeland Bancorp, Inc.	64,312
280	Manning & Napier, Inc. - Class A	3,436
16	Partners Bancorp	142
414	PCSB Financial Corp.	7,423
27,281	Professional Holding Corp. - Class A*	707,669
—[2]	QCR Holdings, Inc.	1
—[2]	United Community Banks, Inc.	—
		1,657,483
	HEALTH CARE — 27.4%
931	Aerie Pharmaceuticals, Inc.*	14,086
8,585	Biohaven Pharmaceutical Holding Co., Ltd.*,3	1,297,794
21,345	ChemoCentryx, Inc.*	1,102,683
24,610	Global Blood Therapeutics, Inc.*	1,675,941
		4,090,504
	INDUSTRIALS — 7.6%
21,171	CyberOptics Corp.*	1,138,576
	MATERIALS — 0.1%
551	Resolute Forest Products, Inc.*	11,020
	REAL ESTATE — 5.7%
14,516	Duke Realty Corp. - REIT	699,671
4,849	STORE Capital Corp. - REIT	151,919
		851,590
	TECHNOLOGY — 21.9%
25,600	1Life Healthcare, Inc.*,1	439,040
11,245	Avalara, Inc.*	1,032,291
31,782	ChannelAdvisor Corp.*	720,180
6,699	MoneyGram International, Inc.*	69,669
36,082	Ping Identity Holding Corp.*	1,012,822
		3,274,002
	TOTAL COMMON STOCKS
	(Cost $11,745,389)	11,567,805

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 0.6%
	HEALTH CARE — 0.6%
$99,000	Herbalife Nutrition Ltd. 2.625%, 3/15/2024*,3,4	$89,793
	TOTAL CORPORATE BONDS
	(Cost $92,297)	89,793

Number of Shares
	PREFERRED STOCKS — 13.7%
	HEALTH CARE — 1.3%
3,273	Becton, Dickinson and Co., 6.000%[4]	153,307
443	Boston Scientific Corp., 5.500%[4]	45,740
		199,047
	INDUSTRIALS — 0.4%
519	RBC Bearings, Inc., 5.000%[4]	53,164
	TECHNOLOGY — 10.2%
4,587	Clarivate PLC, 5.250%[3,4]	194,351
5,731	Coherent Corp., 6.000%[4]	902,031
6,000	Sabre Corp., 6.500%[4]	429,630
		1,526,012
	UTILITIES — 1.8%
3,080	AES Corp., 6.875%[4]	271,641
	TOTAL PREFERRED STOCKS
	(Cost $2,429,743)	2,049,864
	WARRANTS — 0.0%
	HEALTH CARE — 0.0%
60,475	Adams Pharmaceuticals, Inc., Expiration Date: December 31, 2025*,5	—
60,475	Adams Pharmaceuticals, Inc., Expiration Date: December 31, 2025*,5	—
22,500	ZOGENIX, Inc., Expiration Date: December 31, 2025*,5	—
		—
	TOTAL WARRANTS
	(Cost $0)	—

Principal Amount
	SHORT-TERM INVESTMENTS — 5.3%
$784,559	UMB Bank demand deposit, 0.01%[6]	784,559
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $784,559)	784,559

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	TOTAL INVESTMENTS — 97.1%
	(Cost $15,051,988)	14,492,021
	Other Assets in Excess of Liabilities — 2.9%	430,365
	TOTAL NET ASSETS — 100.0%	$14,922,386

Number of Shares
	SECURITIES SOLD SHORT — (17.3)%
	COMMON STOCKS — (17.3)%
	FINANCIALS — (5.4)%
(330)	Brookline Bancorp, Inc.	(3,845)
(5)	OceanFirst Financial Corp.	(93)
(3,342)	Provident Financial Services, Inc.	(65,169)
(24,310)	Seacoast Banking Corp. of Florida	(734,891)
		(803,998)
	HEALTH CARE — (0.6)%
(244)	Becton, Dickinson and Co.	(54,371)
(3,465)	Biohaven Ltd.*,3	(21,829)
(331)	Boston Scientific Corp.*	(12,820)
		(89,020)
	INDUSTRIALS — (0.4)%
(402)	MasTec, Inc.*	(25,527)
(133)	RBC Bearings, Inc.*	(27,639)
		(53,166)
	REAL ESTATE — (4.7)%
(6,894)	Prologis, Inc. - REIT	(700,430)
	TECHNOLOGY — (5.5)%
(13,713)	Clarivate PLC*,3	(128,765)
(11,463)	Coherent Corp.*	(399,485)
(58,253)	Sabre Corp.*	(300,003)
		(828,253)
	UTILITIES — (0.7)%
(4,618)	AES Corp.	(104,367)
	TOTAL COMMON STOCKS
	(Proceeds $3,106,833)	(2,579,234)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,106,833)	$(2,579,234)

REIT – Real Estate Investment Trusts
PLC – Public Limited Company

*Non-income producing security.

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $1,710,477, which represents 11.5% of total net assets of the Fund.
[2]Amount represents less than 0.5 shares.
[3]Foreign security denominated in U.S. Dollars.
[4]Convertible security.
[5]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[6]The rate is the annualized seven-day yield at period end.